Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other assets
Prepayments and other assets	€ 1,037.2	€ 473.2	€ 228.5
Interest receivable	10.3
Total other assets	1,047.5	473.2	228.5
Long term prepayments	169.0	72.0	49.0
Current prepayments for EU ETS carbon credits	€ 514.0	€ 128.0	€ 98.0